Note 23 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value adjustments (note 6)	$ (7,402)	$ (3,357)
Less: current portion	12,812	30,683
Non-current portion	19,077	6,012
Fair Value, Inputs, Level 3 [Member]
Balance	36,695	44,712
Amounts recognized on acquisitions	4,661	4,753
Fair value adjustments (note 6)	(2,989)	(10,977)
Resolved and settled in cash	(32,091)	(111)
Other	2,257	(1,682)
Balance	8,533	36,695
Less: current portion	0	30,683
Non-current portion	$ 8,533	$ 6,012